Summary of Significant Accounting Policies - Property and Equipment - Cost Share Projects (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development ("R&D") projects
Research and development expense	$ 10,719,142	$ 1,833,269	$ 14,379,784	$ 3,749,719	$ 9,763,333	$ 6,024,267
Purchases of property and equipment			171,733	25,401	83,155	149,560
Cost-share projects
Research and development ("R&D") projects
Research and development expense			320,887	$ 20,024	232,979	$ 51,000
Purchases of property and equipment			36,238		64,886
Reimbursement amount as an offset to the cost basis of the property and equipment			36,238		64,886
Threshold amount of proceeds in excess of which is reimbursable to DOE			$ 5,000		$ 5,000